Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Employee Benefits Expense

Retirement benefits are provided through a number of funded and unfunded defined benefit plans and defined contribution plans, the most significant of which are in the Netherlands, UK and USA. Benefits comprise principally pensions; retirement healthcare and life insurance are also provided in certain countries.

Retirement benefit expense	$ million
	2017	2016	2015
Defined benefit plans:
Current service cost, net of plan participants’ contributions	1,500	1,527	1,855
Interest expense on obligations	2,309	2,643	2,944
Interest income on plan assets	(2,019)	(2,358)	(2,495)
Other	(404)	(116)	207
Total	1,386	1,696	2,511
Defined contribution plans	429	485	473
Total retirement benefit expense	1,815	2,181	2,984

Summary of Remeasurement Of Net Defined Benefit Liability Asset

Remeasurements	$ million
	2017	2016	2015
Actuarial gains/(losses) on obligations:
Due to changes in demographic assumptions	933	809	(517)
Due to changes in financial assumptions [A]	(4,495)	(11,391)	6,381
Due to experience adjustments	37	642	121
Total	(3,525)	(9,940)	5,985
Return on plan assets in excess of interest income	4,942	5,106	298
Other movements	50	18	55
Total remeasurements	1,467	(4,816)	6,338

Summary of Defined Benefit Plans

Defined benefit plans	$ million
	Dec 31, 2017	Dec 31, 2016
Obligations	(104,285)	(94,405)
Plan assets	93,243	81,276
Net liability	(11,042)	(13,129)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	2,799	1,456
Non-current liabilities	(13,247)	(14,130)
Current liabilities	(594)	(455)
Total	(11,042)	(13,129)

Summary of Net Defined Benefit Liability Assets

Defined benefit plan obligations	$ million, except where indicated
	2017	2016
At January 1	94,405	89,426
Current service cost	1,550	1,585
Interest expense	2,309	2,643
Actuarial losses	3,525	9,940
Benefit payments	(4,579)	(3,847)
Other movements	(949)	1,006	[A]
Currency translation differences	8,024	(6,348)
At December 31	104,285	94,405
Comprising:
Funded pension plans	94,903	85,357
Weighted average duration	19 years	18 years
Unfunded pension plans	4,824	4,463
Weighted average duration	12 years	11 years
Other unfunded plans	4,558	4,585
Weighted average duration	13 years	13 years

[A] Includes additions to obligations on acquisition of BG of $1,958 million.

Defined benefit plan assets	$ million, except where indicated
	2017	2016
At January 1	81,276	80,851
Return on plan assets (in excess of interest income)	4,942	5,106
Interest income	2,019	2,358
Employer contributions	1,804	1,341
Plan participants’ contributions	50	58
Benefit payments	(4,294)	(3,560)
Other movements	(245)	1,211	[A]
Currency translation differences	7,691	(6,089)
At December 31	93,243	81,276
Comprising:
Quoted in active markets:
Equities	32%	29%
Debt securities	45%	46%
Real estate	1%	1%
Investment funds	1%	1%
Other	1%	1%
Other:
Equities	7%	9%
Debt securities	3%	3%
Real estate	6%	6%
Investment funds	3%	2%
Other	1%	2%

[A] Includes additions to plan assets on acquisition of BG of $2,194 million.

Summary of Sensitivity Analysis for Actuarial Assumptions

The weighted averages for those assumptions and related sensitivity information at December 31 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions.

	$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used		Increase/(decrease) in defined benefit obligations
	2017	2016	Range of assumptions	2017	2016
Rate of increase in pensionable remuneration	5%	5%	-1% to +1%	(2,150) to 2,782	(1,895) to 2,504
Rate of increase in pensions in payment	2%	2%	-1% to +1%	(10,120) to 12,662	(8,850) to 11,271
Rate of increase in healthcare costs	7%	7%	-1% to +1%	(451) to 551	(455) to 555
Discount rate for pension plans	3%	3%	-1% to +1%	19,042 to (14,567)	16,904 to (12,912)
Discount rate for healthcare plans	4%	4%	-1% to +1%	599 to (483)	662 to (528)
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(1,906) to 2,022	(1,743) to 1,797
Women	89 years	89 years	-1 year to +1 year	(1,720) to 1,828	(1,484) to 1,530